Stock And Unit-Based Compensation - Summary of Restricted Stock Awards (RSA) (Detail) - RSA [Member]	9 Months Ended
Sep. 30, 2020 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Conversion of members capital into common stock upon closing of initial public offering (in shares) | shares	22,612,472
Vested | shares	(336,809)
Cancelled and forfeited | shares	(41,651)
Ending balance | shares	22,234,012
Conversion | $ / shares	$ 11.44
Vested | $ / shares	2.94
Cancelled and forfeited | $ / shares	12.89
Ending balance | $ / shares	$ 11.57